FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4503


                      Tax-Free Trust of Arizona
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: June 30, 2006

                  Date of reporting period: September 30, 2006





Item 1. Schedule of Investments.



                            TAX-FREE TRUST OF ARIZONA
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (unaudited)
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                                                                                            Rating
        Principal                                                                           Moody's/
          Amount          General Obligation Bonds (19.2%)                                    S&P                    Value    (a)
          ------          --------------------------------                                    ---                     ------

                          Bullhead City Parkway Improvement District
        $ 850,000               6.100%, 01/01/11 ...................................        Baa2/NR              $    853,800
         815,000                6.100%, 01/01/12 ...................................        Baa2/NR                   818,504

                          Gilbert Improvement District No. 19
         455,000                5.200%, 01/01/23  ..................................        A3/A-                     479,019

                          Glendale, Arizona
        1,500,000               5.000%, 07/01/16  ..................................        Aa2/AA                  1,586,010

                          Goodyear Utility District No. 1
        1,255,000               5.350%, 07/15/28 ACA insured........................        Baa1/A                  1,299,590

                          Graham Co. Unified School District No. 1
                             (Safford)
         185,000                5.000%, 07/01/10 FGIC Insured  .....................         Aaa/NR                   186,611

                          Graham Co. Unified School District No. 4
                             (Thatcher)
         400,000                5.000%, 07/01/10 FSA Insured  ......................        Aaa/NR++                  408,112
         400,000                4.750%, 07/01/12 FSA Insured  ......................        Aaa/NR++                  417,208

                          Greenlee Co. School District No. 18
                             (Morenci)
         150,000                5.000%, 07/01/11 ...................................        Baa3/NR                   153,161

                          Maricopa Co. Elementary School District No. 3
                             (Tempe)
        1,025,000               5.500%, 07/01/14 FGIC Insured (pre-refunded)  ...           Aaa/AAA                 1,086,859
         500,000                5.600%, 07/01/15 FGIC Insured (pre-refunded)  ...           Aaa/AAA                   531,470

                          Maricopa Co. School District No. 024 (Gila Bend)
         675,000          5.500%, 07/01/21 ........................ ................        NR/NR*                    683,059

                          Maricopa Co. Elementary School District No. 38 (Madison)
         730,000                5.000%, 07/01/22 MBIA Insured    ...................        Aaa/AAA                   781,691

                          Maricopa Co. Elementary School District No. 68
                             (Alhambra)
        3,000,000               5.500%, 07/01/14 FSA Insured  ......................        Aaa/NR++                3,362,580

                          Maricopa Co. High School District No. 210
                                 (Phoenix Union)
        2,245,000               5.000%, 07/01/23 FSA Insured  ....................          Aaa/AAA                 2,383,853

                          Maricopa Co. High School District No. 216
                             (Agua Fria)
        1,025,000               5.125%, 07/01/16  FSA Insured.......................        Aaa/NR++                1,111,387

                          Maricopa Co. Unified School District No. 9
                             (Wickenburg)
        1,030,000               5.600%, 07/01/15 AMBAC Insured (pre-refunded)               Aaa/AAA                 1,045,862

                          Maricopa Co. Unified School District No. 11 (Peoria)
        2,345,000               5.250%, 07/01/13 FGIC Insured (pre-refunded)........        Aaa/AAA                 2,471,325

                          Maricopa Co. Unified School District No. 41
                             (Gilbert)
        2,300,000               6.250%, 07/01/15 FSA Insured (pre-refunded)  .......        Aaa/AAA                 2,406,214
         200,000                6.250%, 07/01/15 FSA Insured .......................        Aaa/AAA                   209,028

                          Maricopa Co. Unified School District No. 69
                                (Paradise Valley)
        2,400,000               5.800%, 07/01/09 AMBAC Insured  ....................        Aaa/AAA                 2,541,672
        1,000,000               5.300%, 07/01/11 MBIA Insured   ....................        Aaa/AAA                 1,074,790

                          Maricopa Co. Unified School District No. 89
                             (Dysart)
        2,185,000               5.500%, 07/01/22 FGIC Insured ......................        Aaa/AAA                 2,567,768
        1,500,000               5.000%, 07/01/23 FSA Insured (pre-refunded)....             Aaa/AAA                 1,634,355
        1,300,000               5.000%, 07/01/25 XLCA Insured ......................        Aaa/AAA                 1,383,434

                          Maricopa Co. Unified School District No. 90
                                (Saddle Mountain)
        1,200,000               5.000%, 07/01/13   .................................        Baa2/NR+++               1,229,976

                           Mesa, Arizona
        1,500,000               6.500%, 07/01/11 FGIC Insured (pre-refunded) ...            Aaa/AAA                 1,615,755
        2,000,000               5.000%, 07/01/19 FGIC Insured ......................        Aaa/AAA                 2,076,620

                          Navajo Co. Unified School District No. 10
                             (Show Low)
        1,000,000               5.250%, 07/01/16 FGIC Insured (pre-refunded) .......        Aaa/NR                  1,022,610

                          Peoria, Arizona
         850,000                5.500%, 04/01/16 FGIC Insured  .....................        Aaa/AAA                   888,156

                          Phoenix, Arizona
        4,095,000               5.000%, 07/01/14  ..................................        Aa1/AA+                 4,370,061
        1,000,000               6.250%, 07/01/16  ..................................        Aa1/AA+                 1,198,760
        1,240,000               6.250%, 07/01/17  ..................................        Aa1/AA+                 1,502,148
        1,000,000               5.375%, 07/01/20  ..................................        Aa1/AA+                 1,092,900
        3,250,000               5.375%, 07/01/25   .................................        Aa1/AA+                 3,465,313

                          Pinal Co. Unified School District No. 43
                                (Apache Junction)
        1,000,000               5.000%, 07/01/25 FGIC Insured   ....................        NR/AAA++                1,065,000

                           Pinewood Sanitary District
         605,000                6.500%, 07/01/09  ..................................        NR/NR*                    611,643

                          Prescott, Arizona
        1,120,000               4.500%, 07/01/12 FGIC Insured  .....................        Aaa/AAA                 1,133,272
        1,000,000               4.500%, 07/01/13 FGIC Insured  .....................        Aaa/AAA                 1,011,850

                          Prescott Valley Sewer Collection Improvement
                             District
         289,000                7.900%, 01/01/12  ..................................        NR/BBB                    297,046

                          Queen Creek, Arizona Improvement District No. 001
        1,000,000               5.000%, 01/01/32***                                         Baa2/BBB-               1,017,290

                          Scottsdale, Arizona
        2,350,000               6.000%, 07/01/13 (pre-refunded)  ...................        Aaa/AAA                 2,500,893
        1,050,000               5.750%, 07/01/18 (pre-refunded)  ...................        Aaa/AAA                 1,110,627
        3,140,000               5.000%, 07/01/19  ..................................        Aaa/AAA                 3,363,505
        2,825,000               5.500%, 07/01/22 (pre-refunded)  ...................        Aaa/AAA                 2,969,810

                          Show Low Improvement District No. 6
         950,000                6.000%, 01/01/18 ACA Insured  ......................        NR/A                    1,011,883

                          Tempe, Arizona
        1,015,000               5.400%, 07/01/11  ..................................        Aa1/AA+                 1,096,230
        1,000,000               5.000%, 07/01/18  ..................................        Aa1/AA+                 1,044,270

                          Tucson, Arizona
        1,760,000               5.250%, 07/01/19 (pre-refunded)  .......................    Aa3/AA                 1,836,472

                                                                                                             --------------------
                             Total General Obligation Bonds  ..............                                        70,009,452
                                                                                                             --------------------

                              Revenue Bonds (78.5%)

                          Airport Revenue Bonds (2.8%)

                          Phoenix Airport Authority Revenue Bonds
        1,795,000               6.300%, 07/01/10 AMT, MBIA Insured  ...............         Aaa/AAA                 1,796,903
         565,000                6.400%, 07/01/12 AMT, MBIA Insured  ...............         Aaa/AAA                   565,610

                          Phoenix Civic Improvement Corp.
                              Airport Revenue Bonds
        1,890,000               6.300%, 07/01/14   .................................        Aa2/AAA                 1,892,003
        3,600,000               5.000%, 07/01/17 FSA Insured  ...............               Aaa/AAA                 3,709,944
        2,200,000               5.250%, 07/01/27 AMT, FGIC Insured  ...............         Aaa/AAA                 2,307,470

                                                                                                             --------------------
                             Total Airport Revenue Bonds  ..........................                               10,271,930
                                                                                                             --------------------

                          Basic Service Revenue Bonds (14.8%)

                          Apache Junction Water Utility District Revenue Bonds
         500,000               5.800%, 07/01/17 FSA Insured (pre-refunded)....              Aaa/AAA                   508,240

                          Arizona School Facilities Board Revenue Bonds
        1,000,000              5.750%, 07/01/18  AMBAC Insured ....................         Aaa/AAA                 1,126,090
        5,000,000              5.000%, 07/01/19 (pre-refunded) .....................        Aaa/AAA                 5,311,350
        3,825,000              5.250%, 07/01/20 (pre-refunded)   ...................        Aaa/AAA                 4,151,579

                          Arizona Transportation Board Revenue Bonds
        1,000,000              6.250%, 07/01/16 (pre-refunded)  ....................        Aa1/AAA                 1,070,690
        3,615,000              5.250%, 07/01/20 (pre-refunded)  ....................        Aa1/AAA                 3,879,184
        2,000,000              5.000%, 07/01/22  ...................................        Aa1/AAA                 2,149,260
        1,000,000              5.250%, 07/01/24  ...................................        Aa1/AAA                 1,104,670

                          Buckeye Excise Tax Revenue Bonds
         500,000                5.900%, 08/01/20 AMBAC Insured  ....................        Aaa/AAA                   543,775

                          Casa Grande Excise Tax Revenue Bonds
         440,000                5.200%, 04/01/17 MBIA Insured  .....................        Aaa/NR++                  454,370
        1,000,000               5.000%, 04/01/18 AMBAC Insured  ....................        Aaa/NR++                1,072,210
        1,835,000               5.000%, 04/01/21 AMBAC Insured  ....................        Aaa/NR++                1,954,000

                          Chandler Street & Highway User Revenue Bonds
         985,000                5.400%, 07/01/13 MBIA Insured  ...                          Aaa/AAA                   999,086

                          Cottonwood, Arizona Water Revenue System Bonds
        1,000,000               5.000%, 07/01/35 XLCA Insured ......................        Aaa/AAA                 1,053,540

                          Glendale Water & Sewer Revenue Bonds
        2,075,000               5.750%, 07/01/10 FGIC Insured   ....................        Aaa/AAA                 2,234,256

                          Greater Arizona Development Authority Revenue Bonds
        1,165,000               5.600%, 08/01/16 MBIA Insured  .....................        Aaa/AAA                 1,224,799
        2,000,000               5.000%, 08/01/22 MBIA Insured ......................        Aaa/AAA                 2,147,600
        1,250,000               5.000%, 08/01/25 MBIA Insured  .....................        Aaa/AAA                 1,339,112
        2,000,000               5.000%, 08/01/28   .................................        A1/A+                   2,089,140
        1,200,000               5.500%, 08/01/29  ..................................        A1/A+                   1,323,240

                          Phoenix Civic Improvement Corp. Excise Tax
                              Revenue Bonds (Courthouse Project)
        1,000,000              5.250%, 07/01/18  ...................................        Aa2/AAA                 1,053,060
        1,730,000              5.250%, 07/01/20  ...................................        Aa2/AAA                 1,820,410
        2,500,000              5.250%, 07/01/24  ...................................        Aa2/AAA                 2,625,950

                          Phoenix Civic Improvement Corp. Wastewater
                             Revenue Bonds
        1,500,000               5.500%, 07/01/24 FGIC Insured  .....................        Aaa/AAA                 1,773,255

                          Phoenix Street & Highway User Revenue Bonds
         645,000                6.250%, 07/01/11  ..................................         A1/A+                    645,671
         395,000                6.250%, 07/01/11 MBIA Insured  .....................        Aaa/AAA                   395,411
        2,925,000               zero coupon, 07/01/13 FGIC Insured  ................        Aaa/AAA                 2,246,956

                          Scottsdale Preserve Authority Excise Tax Revenue
                             Bonds
        1,185,000               5.250%, 07/01/18   .................................        Aa3/AA-                 1,266,801
        1,255,000               5.250%, 07/01/19   .................................        Aa3/AA-                 1,339,374

                         Tempe Excise Tax Revenue Bonds
        2,425,000               5.250%, 07/01/19   .................................        Aa2/AAA                 2,626,251

                          Tucson Water System Revenue Bonds
        2,200,000               5.500%, 07/01/18 FGIC Insured ......................        Aaa/AAA                 2,429,020

                                                                                                             --------------------
                             Total Basic Service Revenue Bonds  ...................                                53,958,350
                                                                                                             --------------------

                         Hospital Revenue Bonds (16.0%)

                          Arizona Health Facilities Authority Hospital System
                               (John C. Lincoln)
        1,330,000               5.750%, 12/01/32  ..................................        NR/BBB                  1,415,293

                          Arizona Health Facilities (Blood Systems)
         500,000                4.750%, 04/01/25  ........................                  NR/A-                     506,285

                          Arizona Health Facilities (Northern Arizona
                               Healthcare System)
        1,000,000               5.250%, 10/01/16 AMBAC Insured  ....................        Aaa/AAA                 1,027,270

                          Arizona Health Facilities (Phoenix Children's Hospital)
         650,000                5.200%, 11/15/07  ..................................        Baa3/NR                   656,832
        1,000,000               5.375%, 02/15/18  ..................................        Baa3/NR                 1,051,850
        1,320,000               6.250%, 11/15/29  ..................................        Baa3/NR                 1,379,321

                          Arizona Health Facilities (Samaritan Health)
        2,840,000               5.625%, 12/01/15 MBIA Insured  .....................        Aaa/AAA                 3,072,369

                          Chandler Industrial Development Authority
                             (Ahwatukee Medical Facility)
         900,000                7.000%, 7/01/22 (pre-refunded)......................        NR/NR*                    939,861

                          Glendale Industrial Development Authority
                             (John C. Lincoln Hospital)
        3,750,000               5.000%, 12/01/35  .....................                     NR/BBB                  3,832,725

                          Maricopa Co. Hospital Revenue
                             (Sun Health)
        1,000,000               5.000%, 04/01/17  ..................................        Baa1/BBB                1,043,570
        1,795,000               6.125%, 04/01/18 (pre-refunded) ..................          Baa1/BBB                1,852,422
         705,000                6.125%, 04/01/18  ..................................        Baa1/BBB                  727,659
        2,500,000               5.000%, 04/01/35  ..................................        Baa1/BBB                2,555,525

                          Maricopa Co. Industrial Development Authority
                             (Catholic Health West-St. Joseph's Hospital)
        1,090,000               5.000%, 07/01/21  ..................................        A3/A-                   1,114,198
        2,300,000               5.375%, 07/01/23  ..................................        A3/A-                   2,439,426

                          Mesa Industrial Development Authority
                               (Discovery Health)
        2,000,000               5.875%, 01/01/14 MBIA Insured (pre-refunded)                Aaa/AAA                 2,156,360
        1,250,000               5.750%, 01/01/25 MBIA Insured (pre-refunded)                Aaa/AAA                 1,342,987
        4,915,000               5.625%, 01/01/29 MBIA Insured (pre-refunded)                Aaa/AAA                 5,261,999

                          Phoenix Industrial Development Authority
                             (John C. Lincoln Hospital)
        1,270,000               5.500%, 12/01/13 FSA Insured  ......................        Aaa/AAA                 1,308,227

                          Pima Co. Industrial Development Authority
                                (Healthpartners)
        1,000,000               5.625%, 04/01/14 MBIA Insured  .....................        Aaa/AAA                 1,029,080

                          Pima Co. Industrial Development Authority
                             (Tucson Medical Center)
        1,000,000               5.000%, 04/01/15 MBIA Insured  .....................        Aaa/AAA                 1,000,550

                          Scottsdale Industrial Development Authority
                             (Scottsdale Healthcare System)
        2,000,000               5.500%, 09/01/12 AMBAC Insured  ....................        Aaa/AAA                 2,114,920
        1,770,000               6.125%, 09/01/17 AMBAC Insured  ....................        Aaa/AAA                 1,842,641
        9,600,000               5.800%, 12/01/31  (pre-refunded) ...................        A3/BBB+                10,660,704

                          University Medical Center Hospital Revenue Bonds
         830,000                5.000%, 07/01/22....................................        Baa1/BBB+                  862,702
        2,050,000               5.000%, 07/01/35   .................................        Baa1/BBB+                2,102,398

                          Yavapai Co. Industrial Development Authority
                             (Yavapai Regional Medical Center)
        1,130,000               5.125%, 12/01/13 FSA Insured  ......................        Aaa/AAA                  1,162,906

                          Yuma Co. Industrial Development Authority (Yuma
                             Regional Medical Center)
         500,000                5.850%, 08/01/08 MBIA Insured  .....................        Aaa/AAA                    520,660
        1,320,000               5.500%, 08/01/18 FSA Insured (pre-refunded) ........        Aaa/AAA                  1,443,671
        1,500,000               5.500%, 08/01/19 FSA Insured (pre-refunded)  .......        Aaa/AAA                  1,640,535

                                                                                                             --------------------
                             Total Hospital Revenue Bonds  .........................                                58,064,946
                                                                                                             --------------------

                           Lease Revenue Bonds (15.6%)

                          Arizona Municipal Finance Program No. 20
        1,300,000               7.700%, 08/01/10 MBIA Insured  .....................        Aaa/AAA                 1,427,790

                          Arizona School Facilities Board Certificates
                                of Participation
        2,500,000               5.250%, 09/01/17 MBIA Insured (pre-refunded)  ......        Aaa/AAA                 2,731,125

                          Arizona State University Certificates of Participation
                               Lease Revenue Bonds
        2,000,000               5.375%, 07/01/19 MBIA Insured  .....................        Aaa/AAA                 2,162,080

                          Cave Creek Certificates of Participation
                               Lease Revenue Bonds
         365,000                5.750%, 07/01/19  ..................................        NR/BBB-                   378,275

                          Cottonwood Municipal Property Corp.
                               Lease Revenue Bonds
        1,500,000               5.000%, 07/01/29 XLCA Insured..................             Aaa/AAA                 1,570,440

                          Downtown Phoenix Hotel Corp.
                               Lease Revenue Bonds
        4,760,000               5.250%, 07/01/26 FGIC Insured..................             Aaa/AAA                 5,165,838

                          Fountain Hills Municipal Property Corp.
                               Lease Revenue Bonds
         650,000                5.125%, 07/01/21 FGIC Insured (pre-refunded)  ......        Aaa/NR                   685,769

                          Gilbert Municipal Property Corp.
                               Lease Revenue Bonds
        2,000,000               4.900%, 04/01/19 ...................................        NR/NR*+                 2,017,140
        2,000,000               5.000%, 07/01/20 FGIC Insured ....................          Aaa/AAA                 2,166,640
        1,000,000               4.900%, 07/01/21 AMBAC Insured  ....................        Aaa/AAA                 1,043,620

                          Green Valley Municipal Property Corp.
                               Lease Revenue Bonds
        1,250,000               5.250%, 07/01/33  ..................................        NR/BBB                  1,282,500

                          Maricopa Co. Stadium District Revenue Bonds
         500,000                5.250%, 06/01/12 AMBAC Insured  ..................          Aaa/NR++                  541,870

                          Navajo Co. Municipal Property Corp.
                               Lease Revenue Bonds
        1,000,000               6.250%, 07/01/20 ACA Insured  ......................        NR/A                    1,083,540

                          Nogales, Arizona Municipal Development Authority
        1,000,000                5.000%, 06/01/27 AMBAC Insured***..................        Aaa/AAA                 1,058,260

                          Oro Valley Municipal Property Corp.
                               Lease Revenue Bonds
        1,000,000               5.200%, 07/01/10 MBIA Insured  .....................        Aaa/AAA                 1,031,830
        1,150,000               5.550%, 07/01/17 MBIA Insured (pre-refunded)****            Aaa/AAA                 1,200,451
        1,850,000               5.375%, 07/01/26 MBIA Insured  .....................        Aaa/AAA                 1,920,966

                          Phoenix Civic Improvement Corp.
                               Excise Tax Revenue Bonds
        2,320,000               5.750%, 07/01/14 FGIC Insured  .....................        Aaa/AAA                 2,515,019
        1,000,000               5.000%, 07/01/20 FGIC Insured  .....................        Aaa/AAA                 1,052,620

                          Phoenix Civic Improvement Corp. (Civic Plaza)
        1,000,000               zero coupon, 07/01/23 FGIC Insured  (coupon                 Aaa/AAA                   833,960
                                    converts to 5.50% on 7/01/13)

                          Phoenix Industrial Development Authority
                               (Capital Mall Project)
        1,000,000                5.200%, 09/15/16 AMBAC Insured (pre-refunded)              Aaa/AAA                  1,058,740
        2,130,000                5.250%, 09/15/17 AMBAC Insured (pre-refunded)              Aaa/AAA                  2,259,014
        2,000,000                5.375%, 09/15/22 AMBAC Insured (pre-refunded)              Aaa/AAA                  2,130,260
        2,000,000                5.000%, 09/15/26 AMBAC Insured..................           Aaa/AAA                  2,121,320

                          Pinal Co. Certificates of Participation
                               Lease Revenue Bonds
        2,000,000               5.125%, 06/01/21 AMBAC Insured  ...................         Aaa/AAA                  2,121,800
        3,230,000               5.250%, 12/01/21 ........................ ..........        NR/A-                    3,459,718
        1,250,000               5.000%, 12/01/29    ................................        NR/A-                    1,291,350

                          Pinal Co. Correctional Facilities
        1,470,000               5.250%, 10/01/21 ACA Insured .......................        NR/A+++                  1,570,136

                          Scottsdale Municipal Property Corp.
                            Excise Tax Revenue Bonds
        3,000,000               zero coupon, 07/01/20 AMBAC Insured  (coupon                Aaa/AAA                  2,233,770
                                    converts to 4.50% on 7/01/13)

                          Sierra Vista Municipal Property Corp.
                               Lease Revenue Bonds
        1,265,000               5.000%, 01/01/18 AMBAC Insured  ....................        Aaa/AAA                  1,298,042
        1,225,000               5.000%, 01/01/18 AMBAC Insured  ....................        Aaa/AAA                  1,260,745
         700,000                5.125%, 01/01/21 AMBAC Insured  ....................        Aaa/AAA                    721,532

                          Surprise Municipal Property Corp.
                               Lease Revenue Bonds
        2,500,000               5.700%, 07/01/20 AMBAC Insured (pre-refunded)...  ..        Aaa/AAA                  2,663,825

                          University of Arizona Certificates of Participation
                               Lease Revenue Bonds
         500,000                5.125%, 06/01/22 AMBAC Insured  ....................        Aaa/AAA                    531,325

                          Willcox, Arizona Municipal Property Corporation
         295,000                4.625%, 07/01/21                                            NR/BBB                     298,794

                                                                                                             --------------------
                           Total Lease Revenue Bonds ...............................                                56,890,104
                                                                                                             --------------------

                          Mortgage Revenue Bonds (8.5%)

                          Agua Fria Ranch Community Facilities District
         600,000                5.800%, 07/15/30 (1) ...............................        NR/NR*                     621,642

                          Arizona Capital Facilities Finance Corp.
                              Arizona State Student Housing
        1,000,000               6.125%, 09/01/20  ..................................        Baa3/NR                  1,068,600

                          Gladden Farms Community Facility District, Arizona
         435,000                5.500%, 07/15/31 (1) ...............................        NR/NR*                     446,545

                          Maricopa Co. Industrial Development Authority
                             Multi Family Mortgage Revenue Bonds
                             (Advantage Point Project)
        1,000,000               6.500%, 07/01/16  ..................................        NR/AAA                   1,027,460

                          Maricopa Co. Industrial Development Authority
                             Multi Family Mortgage Revenue Bonds
                             (National Health Project)
        1,300,000               5.500%, 01/01/18 FSA Insured  ......................        Aaa/AAA                  1,431,716

                          Maricopa Co. Industrial Development Authority
                             Multi Family Mortgage Revenue Bonds
                             (Pine Ridge)
        1,000,000               6.000%, 10/20/31  ..................................        NR/AAA                   1,095,400

                          Maricopa Co. Industrial Development Authority
                             Single Family Mortgage Revenue Bonds
        3,330,000               zero coupon, 12/31/14  .............................        Aaa/AAA                  2,391,007
        6,505,000               zero coupon, 02/01/16  .............................        Aaa/AAA                  4,439,142
        3,565,000               zero coupon, 12/31/16  .............................        Aaa/AAA                  2,343,132
        2,000,000               4.950%, 07/01/39 AMT (coupon converts to                    Aaa/NR                   2,149,440
                                    5.65% after 8/01/07)

                          Merrill Ranch Community Facilities District
         475,000                5.300%, 07/01/30 (1) ...............................        NR/NR*                     486,951

                          Mohave Co. Industrial Development Authority
                              (Chris Ridge Village)
         345,000                6.250%, 11/01/16  ..................................        NR/AAA                     356,026

                          Phoenix Industrial Development Authority
                             Single Family Mortgage Revenue
        1,770,000               zero coupon, 12/01/14  .............................        Aaa/AAA                  1,290,542

          25,000                5.875%, 06/01/16   .................................        NR/AAA                      25,048
         370,000                5.300%, 04/01/20 AMT  ..............................        NR/AAA                     371,258
         140,000                5.350%, 06/01/20 AMT  ..............................        NR/AAA                     142,520

                          Pima Co. Industrial Development Authority
                             Single Family Mortgage Revenue
         210,000                6.500%, 02/01/17  ..................................        A2/NR                      211,798
         100,000                7.100%, 11/01/29 AMT  ..............................        NR/AAA                     101,230

          30,000                6.100%, 05/01/31 AMT  ..............................        NR/AAA                      30,041

                          South Campus Project Arizona State University
                                 Student Housing
        1,205,000                5.625%, 09/01/28 MBIA Insured  ....................        Aaa/AAA                  1,316,053

                          Southern Arizona Capital Facilities Finance Corp.
                              University of Arizona Student Housing
        1,500,000                5.100%, 09/01/33 MBIA insured (pre-refunded)....           NR/AAA                   1,619,565

                          Sundance Community Facilities District
         920,000                5.125%, 07/15/30  ..................................        Baa3/BBB-                  955,852

                          Tucson & Pima Co. Single Family Mortgage
                             Revenue Bonds
        4,920,000               zero coupon, 12/01/14  .............................        Aaa/AAA                  3,572,904

                          Yuma Industrial Development Authority
                            Multi Family Mortgage Revenue Bonds
                                 (Rio Santa Fe)
        3,000,000               6.100%, 09/20/34 AMT   .............................        NR/AAA                   3,266,340

                                                                                                             --------------------
                             Total Mortgage Revenue Bonds  .......................                                  30,760,212
                                                                                                             --------------------

                          Pollution Control Revenue Bonds (0.1%)

                          Casa Grande Industrial Development Authority
                             (Frito Lay) Revenue Bonds
         250,000                6.650%, 12/01/14  ..................................        Aa3/NR                     250,277

                                                                                                             --------------------
                             Total Pollution Control Revenue Bonds  ...............                                    250,277
                                                                                                             --------------------

                          University Revenue Bonds (7.5%)

                          Arizona Board of Regents-Arizona State
                             University System Revenue Bonds
         735,000                5.850%, 07/01/18 FGIC Insured (pre-refunded)                Aaa/AAA                    786,016
        1,000,000               5.000%, 07/01/26 AMBAC Insured .....................        Aaa/AAA                  1,063,230

                          Arizona Board of Regents-Northern Arizona
                             University System Revenue Bonds
        2,000,000               5.200%, 06/01/13 FGIC Insured (pre-refunded)....            Aaa/AAA                  2,041,780
        1,200,000               5.500%, 06/01/34 FGIC Insured  ......                       Aaa/AAA                  1,311,048

                          Arizona Board of Regents-University of Arizona
                              System Revenue Bonds
        1,000,000               6.000%, 06/01/09  ..................................        Aa3/AA                   1,061,570
        1,125,000               6.000%, 06/01/11  ..................................        Aa3/AA                   1,237,759
         490,000                5.250%, 06/01/14 FSA Insured........................        Aaa/AAA                    503,274
        1,000,000               5.500%, 06/01/16 FGIC Insured (pre-refunded)....            Aaa/AAA                  1,058,650
        2,385,000               5.000%, 06/01/21 FGIC Insured  .....................        Aaa/AAA                  2,524,523
         750,000                5.800%, 06/01/24 FGIC Insured (pre-refunded)....            Aaa/AAA                    800,655

                          Arizona Educational Loan Marketing Corp.
        1,720,000               5.700%, 12/01/08 AMT  ..............................        A2/NR+++                 1,725,418

                          Arizona Student Loan Revenue
        1,000,000               5.875%, 05/01/18 AMT  ..............................        Aaa/NR                   1,059,150
        1,000,000               5.900%, 05/01/19 AMT  ..............................        Aaa/NR                   1,058,370
        1,000,000               6.150%, 05/01/29 AMT  ..............................        A2/NR                    1,061,020

                          Glendale Industrial Development Authority
                             (Midwestern University)
         550,000                5.250%, 05/15/13  ..................................        NR/A-                      588,924
        1,010,000               5.250%, 05/15/14  ..................................        NR/A-                    1,088,002
         500,000                5.750%, 05/15/21  ..................................        NR/A-                      543,760
        1,215,000               5.375%, 05/15/28  ..................................        NR/A-                    1,261,109
        1,035,000               5.375%, 05/15/28 (pre-refunded).....................        NR/AAA                   1,075,106
        1,000,000               5.875%, 05/15/31  ..................................        NR/A-                    1,077,800

                          Mohave Co. Community College District
                             Revenue Bonds
         470,000                4.850%, 03/01/15 AMBAC Insured  ....................        Aaa/AAA                    486,685

                          Pinal Co. Community College District
                             Revenue Bonds
         555,000                5.100%, 07/01/14 AMBAC Insured (pre-refunded)               Aaa/AAA                    575,169

                          Yavapai Co. Community College District
                             Revenue Bonds
         500,000                6.000%, 07/01/12  ..................................        NR/BBB+                    502,175

                          Yuma & La Paz Co.  Community College District
        2,500,000               5.000%, 07/01/28 MBIA Insured.......................        Aaa/AAA                  2,666,625

                                                                                                             --------------------
                             Total University Revenue Bonds  .......................                                27,157,818
                                                                                                             --------------------

                          Utility Revenue Bonds (13.2%)

                          Arizona Power Authority (Hoover Dam Project)
                             Revenue Bonds
        1,500,000               5.250%, 10/01/15  ..................................        Aa2/AA                   1,670,385
        4,905,000               5.250%, 10/01/16  ..................................        Aa2/AA                   5,491,687
        1,220,000               5.250%, 10/01/17  ..................................        Aa2/AA                   1,371,890

                          Arizona Wastewater Management Authority
                             Revenue Bonds
        1,940,000               5.600%, 07/01/12 AMBAC Insured  ....................        Aaa/AAA                  1,981,109

                          Arizona Water Infrastructure Finance Authority
                             Revenue Bonds
        1,465,000               5.750%, 10/01/11  ..................................        Aaa/NR++                 1,571,491
        2,500,000               5.375%, 10/01/16 (pre-refunded)  ..................         Aaa/NR++                 2,705,825
        2,000,000               5.500%, 10/01/17  ..................................        Aaa/NR++                 2,124,840
         650,000                5.000%, 10/01/22  ..................................        Aaa/AAA                    694,544

                          Central Arizona Water Conservation District
                             Revenue Bonds
        2,600,000               5.500%, 11/01/09****................................        Aa2/AA-                  2,750,280
        2,720,000               5.500%, 11/01/10  ..................................        Aa2/AA-                  2,912,032

                          Pima Co. Industrial Development Authority (Tucson
                            Electric), Revenue Bonds
        1,125,000               7.250%, 07/15/10 FSA Insured  ......................        Aaa/AAA                  1,139,108

                          Salt River Project Agricultural Improvement and
                               Power Revenue Bonds
        2,000,000               5.500%, 01/01/10  ..................................        Aa1/AA                   2,120,200
        3,700,000               5.250%, 01/01/13  ..................................        Aa1/AA                   4,016,054
        2,000,000               5.250%, 01/01/15 ...................................        Aa1/AA                   2,167,840
        2,000,000               5.250%, 01/01/18 ...................................        Aa1/AA                   2,157,900
        5,000,000               5.250%, 01/01/19 ...................................        Aa1/AA                   5,384,850
        3,060,000               5.000%, 01/01/20 (pre-refunded) ....................        Aa1/AA                   3,144,823
        1,480,000               5.000%, 01/01/20 ...................................        Aa1/AA                   1,520,300
         500,000                4.800%, 01/01/24 ...................................        Aa1/AA                     519,075
        2,500,000               5.000%, 01/01/37 ...................................        Aa1/AA                   2,639,950

                                                                                                             --------------------
                             Total Utility Revenue Bonds  ..........................                                48,084,183
                                                                                                             --------------------

                             Total Revenue Bonds  .........................                                        285,437,820
                                                                                                             --------------------

                          U.S. Territorial Bonds (1.5%)

                          Puerto Rico General Obligation Bonds
        1,000,000               zero coupon, 07/01/14  .............................        Baa3/BBB                   719,920

                          Puerto Rico Highway & Transportation
                             Revenue Bonds
        2,000,000               5.750%, 07/01/19 CIFG Insured .....................         Aaa/AAA                  2,279,640
        2,000,000               5.500%, 07/01/19 FSA Insured........................        Aaa/AAA                  2,320,980

                                                                                                             --------------------
                             Total U.S. Territorial Bonds  .........................                                 5,320,540
                                                                                                             --------------------

                          Total Investments (cost $343,902,802**)                                99.2%             360,767,812
                          Other assets less liabilities                                           0.8                2,731,655
                                                                                                  ----
                                                                                                             --------------------
                          Net Assets                                                            100.0%          $  363,499,467
                                                                                                ======
                                                                                                             ====================

                                                             Percent of
                          Portfolio Distribution )           Portfolio
                          By Quality Rating (unaudited
                          Aaa of Moody's or AAA of S&P           64.1 %
                          Aa of Moody's or AA of S&P             16.6
                          A of Moody's or S&P                    10.5
                          Baa of Moody's or BBB of S&P            7.7
                          Not rated*                              1.1
                                                            -----------
                                                                100.0  %
                                                            ===========

                          * Any security not rated (NR) by either credit ratings service has been determined by the Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating was to be assigned by a rating service.

                          ** See note b.

                          *** Security traded on a "when-issued" basis.

                          **** Security pledged as collateral for the Trust's when - issued commitments.

                          (1) Illiquid securities: Considered illiquid because of restrictions as to sale. The securities represent 0.4% of net assets.

                          Fitch Ratings
                          + BBB+
                          ++ AAA
                          +++ A-

                             PORTFOLIO ABBREVIATIONS

                 ACA       -American Capital Assurance Financial Guaranty Corp.
                 AMBAC     -American Municipal Bond Assurance Corp.
                 AMT       -Alternative Minimum Tax
                 CIFG      -CIFG Assurance Co.
                 FGIC      -Financial Guaranty Insurance Co.
                 FSA       -Financial Security Assurance
                 MBIA      -Municipal Bond Investors Assurance
                 NR        -Not Rated
                 XLCA      -XL Capital Assurance

                            See accompanying notes to
                             financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            TAX-FREE TRUST OF ARIZONA



(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $343,515,285 amounted to $17,252,527, which consisted of aggregate gross unrealized appreciation of $17,304,040 and aggregate gross unrealized depreciation of $51,513.

Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).



                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE TRUST OF ARIZONA

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President and Trustee
      November 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Trustee and President
      November 29, 2006



By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	November 29, 2006